Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 889,793		$ 205,744		$ 40,732
Accounts receivable, less allowance	1,230,987		1,114,275		1,130,565
Inventories:
Finished goods	898,627		840,603		841,784
Work in process and raw materials	169,699		177,927		191,743
Total inventory	1,068,326		1,018,530		1,033,527
Deferred income taxes	57,162		87,883		109,087
Other current assets	381,030		230,748		251,655
Total current assets	3,627,298		2,657,180		2,565,566
Goodwill	1,126,892	[1]	1,143,333	[2]	1,158,346	[2]
Intangible assets	255,010		255,371		289,127
Deferred pension assets	225,529		244,882		250,144
Other assets	421,904		436,309		415,120
Property, plant and equipment:
Land	115,555		119,530		125,691
Buildings	714,815		696,202		698,202
Machinery and equipment	2,153,437		2,026,617		1,952,037
Construction in progress	117,126		81,082		59,330
Total gross property, plant and equipment	3,100,933		2,923,431		2,835,260
Less allowances for depreciation	2,005,045		1,881,569		1,814,230
Total net property, plant and equipment	1,095,888		1,041,862		1,021,030
Total Assets	6,752,521		5,778,937		5,699,333
Current liabilities:
Short-term borrowings	40,739		39,462		679,436
Accounts payable	1,034,608		1,157,561		1,042,182
Compensation and taxes withheld	398,045		338,256		360,458
Accrued taxes	76,765		81,146		86,744
Current portion of long-term debt	700,475		3,154		3,265
Other accruals	578,547		522,280		508,581
Total current liabilities	2,829,179		2,141,859		2,680,666
Long-term debt	1,211,326		1,907,278	[3]	1,115,996	[3]
Postretirement benefits other than pensions	250,397		248,523		277,892
Other long-term liabilities	583,178		613,367		628,309
Shareholders’ equity:
Common stock - $1.00 par value: 93,103,031, 92,246,525, and 94,704,173 shares outstanding at December 31, 2015, 2014 and 2013, respectively	116,563		115,761		114,525
Other capital	2,488,564		2,330,426		2,079,639
Retained earnings	4,049,497		3,228,876		2,424,674
Treasury stock, at cost	(4,235,832)		(4,220,058)		(3,150,410)
Cumulative other comprehensive loss	(540,351)		(587,095)		(471,958)
Total shareholders’ equity	1,878,441		867,910		996,470
Total Liabilities and Shareholders’ Equity	$ 6,752,521		$ 5,778,937		$ 5,699,333

[1]	Net of accumulated impairment losses of $19,359 ($8,113 in the Consumer Group, $791 in the Global Finishes Group and $10,455 in the Latin America Coatings Group).
[2]	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).
[3]	Revised due to the adoption of ASU No. 2015-03. See Note 1.